Credit Facilities - Interest Payments and Loan Principal Repayments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Debt Instrument [Line Items]
Total long-term debt, carrying value	$ 659,279	$ 679,737
Total long-term debt, fair value	655,813	679,737
Unamortized Deferred Financing Costs	(12,845)	(16,063)
National Properties Term Loan | MSG Entertainment Group, LLC. and MSG National Properties And Subsidiaries
Debt Instrument [Line Items]
Interest Payments	48,548	52,163	$ 22,879
Loan Principal Repayments	20,125	646,750	$ 3,250
National Properties Term Loan | Debt
Debt Instrument [Line Items]
Carrying Value	658,975	679,100
Fair Value	655,509	679,100
Other debt | Debt
Debt Instrument [Line Items]
Carrying Value	304	637
Fair Value	$ 304	$ 637